FHLB Advances And Other Debt (Schedule Of Federal Home Loan Advances Pledged By Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 118,443	$ 108,771
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	3,074	4,058
Cash [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	3,300	3,300
Single-Family Residential [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	79,144	70,140
Multi-Family Residential [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	21,258	18,841
Real Estate Commercial [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	6,639	5,986
Home Equity Lines Of Credit [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 5,028	$ 6,446